Interest expense and finance costs (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Interest expense and finance costs [Abstract]
Interest incurred			$ 5,386,885	$ 3,211,597
Capitalized interest			(1,945,451)	(1,734,422)
Amortization of deferred finance charges			697,794	412,847
Interest expense and finance costs	$ 2,529,459	$ 1,000,036	$ 4,139,228	$ 1,890,022